Goodwill And Other Intangible Assets Goodwill and Other Intangible Assets (Rollforward of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Beginning balance	$ 71,401	$ 71,401
Goodwill reduction in conjunction with sale of CityInsurance	(3,020)	0
Goodwill acquired in conjunction with the acquisition of AFB	7,875	0
Ending balance	$ 76,256	$ 71,401